UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2020 - June 30, 2021

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04975
Reporting Period: 07/01/2020 - 06/30/2021
MFS Multimarket Income Trust

========================= MFS Multimarket Income Trust =========================

CPI PROPERTY GROUP

Ticker:       O5G            Security ID:  ADPV48849
Meeting Date: DEC 18, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice

--------------------------------------------------------------------------------

CPI PROPERTY GROUP

Ticker:       O5G            Security ID:  L36807AV4
Meeting Date: DEC 18, 2020   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice

--------------------------------------------------------------------------------

FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B107
Meeting Date: MAY 19, 2021   Meeting Type: Annual
Record Date:  APR 09, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Seven        For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       Withhold     Management
      Mantilla
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Rene Burgos Diaz         For       For          Management
2.4   Elect Director Orlando Cabrales Segovia For       For          Management
2.5   Elect Director Gabriel de Alba          For       For          Management
2.6   Elect Director Russell Ford             For       For          Management
2.7   Elect Director Veronique Giry           For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration

--------------------------------------------------------------------------------

MFS MULTIMARKET INCOME TRUST

Ticker:       MMT            Security ID:  552737108
Meeting Date: OCT 01, 2020   Meeting Type: Annual
Record Date:  JUL 31, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Steven E. Buller         For       Did Not Vote Management
1a.2  Elect Director Peter D. Jones           For       Did Not Vote Management
1a.3  Elect Director John P. Kavanaugh        For       Did Not Vote Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title):	David DiLorenzo*
David DiLorenzo, President and Principal Executive Officer

Date: August 27, 2021

*By (Signature and Title)	/s/ Susan A. Pereira
Susan A. Pereira, as attorney-in-fact

*	Executed by Susan A. Pereira on behalf of David DiLorenzo pursuant to a Power of Attorney dated June 1, 2017. (1)

(1)	Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 65 filed with the SEC via EDGAR on June 27, 2017.